Taxes - Provision by Taxing Jurisdiction (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
U.S. federal
Current		$ (1,722)	$ (335)	$ 560
Deferred		(119)	(2,204)	(1,371)
Total		(1,842)	(2,539)	(811)
U.S. state and local
Current		135	152	127
Deferred		(130)	(335)	(162)
Total		5	(183)	(34)
Non-U.S.
Current		2,303	2,301	1,594
Deferred		(708)	203	428
Total		1,595	2,504	2,022
Total continuing operations provision for/(benefit from) income taxes	[1]	(242)	(218)	1,176
Discontinued operations provision for/(benefit from) income taxes		(20)	6	(9)
Total provision for/(benefit from) income taxes		(262)	$ (212)	$ 1,167
Provision for social security, real estate, personal property and other taxes		$ 3,000

[1]	Refer to "Basis of Presentation" in note A, "Significant Accounting Policies," for additional information.